Debt - Principal Maturity Schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022	$ 0
2023	0
2024	200,000
2025	365,000
2026	600,000
Thereafter	1,950,000
Total	$ 3,115,000	$ 3,050,000